COMMON STOCK - Narrative (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 14, 2021 USD ($) $ / shares shares	Apr. 13, 2021 $ / shares shares	Aug. 26, 2020 shares	Apr. 30, 2021 USD ($)	Jan. 01, 2023 USD ($) vote	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, net of issuance cost | $						$ 169,684	$ 297,541
Number of shares issued in transaction (in shares) | shares			8,915,692
Net proceeds from issuance of common stock | $				$ 169,700	$ 0	$ 169,684	$ 296,765
Number of votes per share | vote					1
Public offering
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, net of issuance cost | $	$ 125,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, net of issuance cost | $	$ 18,700
The offering
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share (in USD per share) | $ / shares	$ 18.00
Number of shares issued in transaction (in shares) | shares	8,046,025
The Offering, issued to third parties
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares) | shares	59,914
The TZE Private Placement
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share (in USD per share) | $ / shares		$ 18.00
Number of shares issued in transaction (in shares) | shares		1,870,000